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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2008

Madison Mosaic Income Trust

Government Fund

Core Bond Fund

Madison Mosaic Funds
www.mosaicfunds.com

Contents

Portfolio Manager Review
Period in Review	1
Outlook	1
Fund Overview	2
Portfolio of Investments
Government Fund	4
Core Bond Fund	6
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Fund Expenses	17

Madison Mosaic Income Trust June 30, 2009

Portfolio Manager Review

Period in Review

The six-month period ended June 30, 2009 produced few start-to-finish changes in the valuations of Madison Mosaic Government Fund and Madison Mosaic Core Bond Fund. These relative static returns belie a period of unusual economic and market dislocation and volatility. The economic woes of 2008 seemed only to intensify during the first quarter of 2009 and investors continued to seek the safest investments possible. By the beginning of March talk about another depression and the collapse of the global financial system was widespread and the broad stock indices were down close to 25% on top of the record-setting losses of 2008. Then sentiment shifted and money began to flow into stocks and riskier bonds. To get a sense of the gyrations, the S&P 500, considered a proxy for the overall stock market, rose 15.9% in the second quarter, but when combined with first-quarter losses, was up only 3.2% for the first half of the year. The Lipper High Yield Bond Index, which tracks funds that specialize in junk bonds, was up 19.9% in the second quarter alone, while once-favored government bonds actually fell in value, as seen by the Lipper Intermediate U.S. Government Index, which dropped -0.8% for the second quarter and -0.2% for the first half of the year.

The bond and stock markets were buffeted by unprecedented financial woes, the subsequent massive governmental stimulus and wide swings of investor psychology. In the fall of 2008 the collapse of Lehman Brothers and the subsequent massive interventions from the Federal government raised hopes that the worst was behind us. But as we entered the first months of 2009 a new wave of uncertainty gripped the market. The new administration’s announcements of dramatic and sizable support initiatives were not enough to overcome the continuing negative economic and corporate news. The economy, as measured by GDP, was dropping at an annualized 6% rate, and employment fell at a record-setting pace. The crisis in the housing market showed no sign of abating and the domestic automobile business was in freefall. It was no wonder that consumer sentiment hit a new low while investor sentiment could be summed up in one word: fearful.

But following the stock market lows of March 9th, riskier assets began to rise strongly. This rebound was not so much driven by positive news as it was by diminishing worry. In other words, investors who were once worried about the collapse of the global financial system and another great depression were beginning to believe the economic problems were deep, but not fathomless. By the later part of the period, some of the important economic indicators showed signs of bottoming and other problem areas showed decreasing losses. These signs, however modest, were eagerly noted by investors looking for hints of recovery and as we entered the quarter, the market sentiment shifted from fear to hope.

Outlook

We are investing in the belief that it is too soon to declare the end of the recession. While we are getting early economic data and leading indicators suggesting improvement, they are improving from extremely low levels. We acknowledge inflation expectations are moving higher, but the expectations currently being built into the market are a mere 1.75%. We are quite concerned that we could eventually hit an inflationary problem that develops directly

Madison Mosaic Income Trust 1

Portfolio Manager Review (continued)

from current monetary and fiscal policy, although we don’t see this as an immediate threat. From a portfolio standpoint, we still remain cautiously positioned. In our Core Bond portfolio we remain overweighted in corporate bonds, but we are no longer adding to this asset class and want our shareholders to realize that the easy money in this sector has probably been already made.

The biggest risks we see right now are associated with the economy. Despite all the chatter about the improving economic data, we remain concerned that small improvements from a level of deep trouble may produce undeserved optimism. Risky assets are clearly priced for solid and significant economic improvement and this strikes us as a time to be diligent in researching credit. We are also very concerned about the budget deficit and the decreasing foreign flows at a time when the Treasury supply is projected to increase over the coming years. In order to attract foreign investors, it may become necessary to raise rates. Higher rates would be a major headwind for consumer spending, with lending by banks and credit card companies already tight, and with the American consumer still highly leveraged. A rise in longer–term rates could really dampen the prospects for recovery in 2010.

Fund Overview

Madison Mosaic Government Fund

Madison Mosaic Government Fund returned -0.11% for the semi-annual period ended June 30, 2009. This return was in line with the fund’s peers, as the Lipper Intermediate Government Fund Index dropped -0.17%. This return reflects the broad results of a shift in investor emphasis away from low-yielding government issuance to higher-yielding, riskier bonds. The fund’s 30-day SEC yield at period end was 1.66%, with an effective duration of 3.18 years.

Mosaic Government began the period with 39.3% in Treasuries and 42.9% in government agency notes, with the remainder in mortgage-backed securities and short-term notes. Over the course of the six months, management trimmed the Treasury position to 30.5% and increased the agency position to 47.3%. We also found value in high-quality, mortgage-backed securities, increasing our exposure from 9.8% of the fund to 18.9%. The fund’s largest positions during this six-month period were short to intermediate duration bonds issued by the U.S. Treasury, Fannie Mae and Freddie Mac.

 TOP TEN HOLDINGS AS OF JUNE 30, 2009
FOR MADISON MOSAIC GOVERNMENT FUND

% of net assets
US Treasury Note, 4.75%, 5/31/12	7.74%
Freddie Mac, 5.5%, 9/15/11	7.73%
US Treasury Note, 4%, 11/15/12	6.34%
US Treasury Note, 5%, 6/30/11	5.48%
Fannie Mae, 4.625%, 10/15/13	5.11%
US Treasury Note, 3.75%, 11/15/18	4.81%
FNMA MBS #745147, 4.5%, 2/1/35	4.73%
Freddie Mac, 5%, 10/18/10	3.86%
US Treasury Note, 4.25%, 8/15/14	3.83%
Freddie Mac, 4.5%, 7/15/13	3.82%

2 Semi-annual Report • June 30, 2009

Portfolio Manager Review (concluded)

Mosaic CORE BOND Fund

Mosaic Core Bond Fund rose 0.84% for the six months ended June 30, 2009. Over the same period, the Lipper Intermediate Investment Grade Index rose 6.04%. Almost all this performance gap occurred in the second half of the period, when investors began a massive shift from low-yielding treasuries to high-yielding corporate bonds. The top-rated AAA category of bonds rated by Moody’s lost -0.8% for the six months, while bonds rated Baa rallied 15.1% and BA bonds rose 24.1%. Core Bond had a relatively light 7.7% exposure to Baa bonds, and held no BA bonds. Other funds in the Lipper universe were likely to hold higher allocations of both, as well as some potential exposure to junk bonds, which were up by as much as the 50.7% year-to-date returns of bonds rated C-D. While our high-quality holdings were a relative performance negative for the period, they provide what we feel is a sensible balance of risk to return.

TOP TEN HOLDINGS AS OF JUNE 30, 2009
FOR MADISON MOSAIC CORE BOND FUND

% of net assets
US Treasury Note, 4.25%, 8/15/14	4.23%
US Treasury Note, 5.125%, 6/30/11	3.76%
US Treasury Note, 3.75%, 11/15/18	3.55%
US Treasury Note, 1.875%, 2/28/14	3.39%
GNMA MBS #698089, 4%, 4/15/39	3.14%
FNMA MBS #889260, 5%, 4/1/38	3.07%
FNMA MBS #745355, 5%, 3/1/36	2.55%
FHLMC MBS #J07302, 4.5%, 4/1/23	2.50%
US Treasury Note, 3.875%, 5/15/18	2.38%
Freddie Mac, 5%, 2/16/17	2.37%

Madison Mosaic Income Trust 3

Madison Mosaic Income Trust June 30, 2009

Government Fund • Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		US GOVERNMENT & AGENCY OBLIGATIONS: 96.7% of net assets
		US GOVERNMENT AGENCY NOTES: 47.3%
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10	$105,000	$113,372
Aaa	AAA	Fannie Mae, 6%, 5/15/11	100,000	108,735
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12	100,000	111,798
Aaa	AAA	Fannie Mae, 4.875%, 5/18/12	100,000	108,764
Aaa	AAA	Fannie Mae, 3.625%, 2/12/13	150,000	157,848
Aaa	AAA	Fannie Mae, 4.75%, 2/21/13	150,000	161,400
Aaa	AAA	Fannie Mae, 4.375%, 7/17/13	150,000	160,303
Aaa	AAA	Fannie Mae, 4.625%, 10/15/13	200,000	216,127
Aaa	AAA	Federal Home Loan Bank, 4%, 9/6/13	150,000	157,962
Aaa	AAA	Freddie Mac, 5%, 10/18/10	155,000	163,177
Aaa	AAA	Freddie Mac, 3.125%, 10/25/10	50,000	51,570
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	327,033
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	150,000	161,612
		US TREASURY NOTES: 30.5%
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	215,000	231,982
Aaa	AAA	US Treasury Note, 4.75%, 5/31/12	300,000	327,188
Aaa	AAA	US Treasury Note, 4%, 11/15/12	250,000	268,027
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	150,000	161,813
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	90,000	97,151
Aaa	AAA	US Treasury Note, 3.75%, 11/15/18	200,000	203,517
		MORTGAGE BACKED SECURITIES: 18.9%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	39,733	41,934
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18	72,480	75,907
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	15,336	16,479
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	16,160	17,365
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	31,810	33,546
Aaa	AAA	Fannie Mae, Mortgage Pool #745147, 4.5%, 12/1/35	199,518	199,859
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	72,928	75,400
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17	31,564	33,352
Aaa	AAA	Freddie Mac, Mortgage Pool #G13342, 4.5%, 11/1/23	89,074	91,000
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32	18,406	19,732
Aaa	AAA	Ginnie Mae, Mortgage Pool #2483, 7%, 9/20/27	9,771	10,622
Aaa	AAA	Ginnie Mae, Mortgage Pool #676516, 6%, 2/15/38	85,735	89,428
Aaa	AAA	Ginnie Mae, Mortgage Pool #698089, 4%, 4/15/39	99,699	96,230
		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,984,864)		$4,090,233

The Notes to Financial Statements are an integral part of these statements.

4 Semi-annual Report • June 30, 2009

Government Fund • Portfolio of Investments • June 30, 2009 (concluded)

	PRINCIPAL AMOUNT	VALUE

REPURCHASE AGREEMENT: 2.6% of net assets
With U.S. Bank National Association issued 6/30/09 at 0.01%, due 7/1/09, collateralized by $111,382 in Fannie Mae MBS #729590 due 7/1/18. Proceeds at maturity are $109,195 (Cost $109,195)		$ 109,195

TOTAL INVESTMENTS: 99.3% of net assets (Cost $4,094,059)		$4,199,428

CASH AND RECEIVABLES LESS LIABILITIES: 0.7% of net assets		30,391

NET ASSETS: 100%		$4,229,819

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 5

Madison Mosaic Income Trust June 30, 2009

Core Bond Fund • Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		CORPORATE DEBT SECURITIES: 36.1% of net assets

		BANKS: 1.7%
A2	A	Bank of America, 4.875%, 9/15/12	$100,000	$ 98,971
A2	A+	Wells Fargo & Co., 4.95%, 10/16/13	100,000	99,685

		CHEMICALS: 0.9%
A2	A	DuPont, 4.75%, 11/15/12	100,000	105,954

		COMPUTERS & PERIPHERAL: 1.8%
A2	A	Hewlett-Packard Co., 5.5%, 3/1/18	100,000	105,300
A1	A+	IBM Corp, 4.75%, 11/29/12	100,000	107,310

		CONSUMER DISCRETIONARY: 3.7%
A2	A	Costco Wholesale Corp., 5.5%, 3/15/17	100,000	106,033
A3	A	McDonald’s Corp., 5.35%, 3/1/18	100,000	105,700
A2	A+	Target Corp., 5.875%, 3/1/12	100,000	108,140
Aa2	AA	Wal-Mart Stores, Inc., 4.75%, 8/15/10	100,000	103,224

		CONSUMER STAPLES: 4.6%
Aa2	A+	Bottling Group LLC, 4.625%, 11/15/12	100,000	106,481
A3	BBB+	Kellogg Co., 6.6%, 4/1/11	100,000	107,190
Baa2	BBB+	Kraft Foods Inc., 5.625%, 11/1/11	100,000	106,305
A1	A+	Sysco Corp., 5.25%, 2/12/18	100,000	101,787
A2	A+	Walgreen Co., 4.875%, 8/01/13	100,000	106,204

		ENERGY: 1.9%
A1	A	Conoco Funding Corp., 6.35%, 10/15/11	100,000	109,196
Baa2	BBB	Valero Energy Corp., 6.875%, 4/15/12	100,000	106,408

		FINANCIALS: 6.8%
A2	BBB+	American Express Co., 5.875%, 5/2/13	100,000	99,381
Aa1	AA	BP Capital Markets PLC., 3.875%, 3/10/15	100,000	100,288
Aa2	AA+	General Electric Capital Corp., 4.8%, 5/1/13	100,000	100,195
A1	A	Goldman Sachs, 5.75%, 10/1/16	100,000	98,058
A3	A	HSBC Finance Corp., 5.5%, 1/19/16	100,000	94,204
Baa2	BBB+	International Lease Finance, 4.875%, 9/1/10	100,000	89,661
A1	A	JP Morgan Chase, 5.25%, 5/1/15	100,000	96,272
Aa3	A+	US Bancorp, 4.2%, 5/15/14	100,000	101,241

		HEALTH CARE: 2.7%
A1	AA	Abbott Laboratories, 5.6%, 11/30/17	100,000	107,294
A1	AA	Eli Lilly & Co., 4.2%, 3/6/14	100,000	103,065
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	100,000	97,381

		INDUSTRIAL: 1.6%
Baa2	BBB-	Lubrizol Corp., 4.625%, 10/1/09	75,000	75,407
Aa3	AA-	United Parcel, 5.5%, 1/15/18	100,000	106,686

The Notes to Financial Statements are an integral part of these statements.

6 Semi-annual Report • June 30, 2009

Core Bond Fund • Portfolio of Investments • June 30, 2009 (continued)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		INSURANCE: 2.5%
A3	A-	Allstate Corp., 6.2%, 5/16/14	$100,000	$104,997
Aa2	AAA	Berkshire Hathaway Inc., 4.85% , 1/15/15	100,000	104,207
Baa2	BBB	Markel Corp., 6.8%, 2/15/13	75,000	74,257

		LEISURE & TOURISM: 1.0%
A2	A	Walt Disney Co., 6.375%, 3/1/12	100,000	109,891

		OIL: 0.9%
Baa1	BBB+	Marathon Oil Corp., 6.5%, 2/15/14	100,000	107,012

		PHARMACEUTICALS: 0.9%
Aa2	AAA	Pfizer, Inc., 5.35%, 3/15/15	100,000	107,592

		TECHNOLOGY: 1.9%
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	100,000	106,086
A2	A	Oracle Corp., 4.95%, 4/15/13	100,000	104,806

		TELECOMMUNICATIONS: 1.4%
Baa1	BBB+	AT&T Broadband, 8.375%, 3/15/13	75,000	85,570
Baa2	A	Verizon New England, 6.5%, 9/15/11	75,000	79,872

		UTILITIES: 1.8%
Baa2	A-	Dominion Resources Inc., 5.7%, 9/17/12	75,000	79,836
A1	A+	National Rural Utilities, 4.75%, 3/1/14	100,000	103,009
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	25,857

		TOTAL CORPORATE DEBT SECURITIES (Cost $4,085,868)		$4,146,013

		U.S. GOVERNMENT AGENCY NOTES: 6.8% of net assets
Aaa	AAA	Freddie Mac, 5%, 10/18/10	$150,000	157,913
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	235,000	256,176
Aaa	AAA	Freddie Mac, 5.5%, 9/15/12	250,000	272,342
Aaa	AAA	Freddie Mac, 2.5%, 4/8/13	100,000	99,826

		TOTAL U.S. GOVERNMENT AGENCY NOTES (Cost $761,274)		$ 786,257

		U.S. TREASURY NOTES: 19.8% of net assets
Aaa	AAA	U.S. Treasury Note, 5.125%, 6/30/11	400,000	431,594
Aaa	AAA	U.S. Treasury Note, 1.875%, 2/28/14	400,000	389,781
Aaa	AAA	U.S. Treasury Note, 4.25%, 8/15/14	450,000	485,438
Aaa	AAA	U.S. Treasury Note, 4.25%, 11/15/17	100,000	106,094
Aaa	AAA	U.S. Treasury Note, 3.875%, 5/15/18	265,000	273,137
Aaa	AAA	U.S. Treasury Note, 3.75%, 11/15/18	400,000	407,033
Aaa	AAA	U.S. Treasury Note, 5.375%, 2/15/31	150,000	172,219

		TOTAL U.S. TREASURY NOTES (Cost $2,266,290)		$2,265,296

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 7

Core Bond Fund • Portfolio of Investments • June 30, 2009 (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		MORTGAGE BACKED SECURITIES: 31.4% of net assets
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19	$ 57,784	$ 60,516
Aaa	AAA	Fannie Mae, Mortgage Pool #745406, 6%, 3/1/21	89,900	95,808
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21	102,298	107,295
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	20,448	21,972
Aaa	AAA	Fannie Mae, Mortgage Pool #745147, 4.5%, 12/1/35	199,519	199,859
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36	215,768	220,480
Aaa	AAA	Fannie Mae, Mortgage Pool #745355, 5%, 3/1/36	286,843	293,107
Aaa	AAA	Fannie Mae, Mortgage Pool #745516, 5.5%, 5/1/36	100,603	104,248
Aaa	AAA	Fannie Mae, Mortgage Pool #256514, 6%, 12/1/36	131,644	137,921
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36	101,322	106,153
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36	108,844	114,033
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6%, 12/1/36	186,153	192,579
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	72,928	75,400
Aaa	AAA	Fannie Mae, Mortgage Pool #965649, 6%, 1/1/38	82,967	86,845
Aaa	AAA	Fannie Mae, Mortgage Pool #889260, 5%, 4/1/38	345,731	352,632
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21	142,429	148,228
Aaa	AAA	Freddie Mac, Mortgage Pool #J07302, 4.5%, 4/1/23	281,459	287,544
Aaa	AAA	Freddie Mac, Mortgage Pool #G13342, 4.5%, 11/1/23	178,148	182,000
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36	148,209	154,998
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36	106,938	113,808
Aaa	AAA	Freddie Mac, Mortgage Pool #G04815, 5%, 9/1/38	184,294	187,732
Aaa	AAA	Ginnie Mae, Mortgage Pool #698089, 4%, 4/15/39	373,872	360,861

		TOTAL MORTGAGE BACKED SECURITIES (Cost $3,555,634)		$ 3,604,019

		REPURCHASE AGREEMENT: 2.2% of net assets
		With U.S. Bank National Association issued 6/30/09 at 0.01%, due 7/1/09, collateralized by $262,629 in Fannie Mae MBS #729590 due 7/1/18. Proceeds at maturity are $257,472 (Cost $257,472)		257,472

		TOTAL INVESTMENTS: 96.3% of net assets (Cost $10,926,538)		$11,059,057

		CASH AND RECEIVABLES LESS LIABILITIES: 3.7% of net assets		422,018

		NET ASSETS: 100%		$11,481,075

Notes to the Portfolio of Investments:

* – Unaudited; Moody’s – Moody’s Investor Services, Inc.; S&P – Standard & Poor’s Corporation

The Notes to Financial Statements are an integral part of these statements.

8 Semi-annual Report • June 30, 2009

Madison Mosaic Income Trust June 30, 2009

Statements of Assets and Liabilities (unaudited)

	Government Fund	Core Bond Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$4,090,233	$10,801,585
Repurchase agreements	109,195	257,472
Total investments*	4,199,428	11,059,057
Receivables
Interest	35,130	102,578
Capital shares sold	--	331,035
Total assets	4,234,558	11,492,670

LIABILITIES
Payables
Dividends	430	1,473
Capital shares redeemed	484	4,872
Service agreement fees	1,825	2,750
Auditor fees	1,750	2,250
Independent trustee fees	250	250
Total liabilities	4,739	11,595

NET ASSETS	$4,229,819	$11,481,075

Net assets consists of:
Paid in capital	$4,110,384	$11,649,756
Accumulated net realized gains (losses)	14,066	(301,200)
Net unrealized appreciation on investments	105,369	132,519
Net Assets	$4,229,819	$11,481,075

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized. (Note 7)	396,795	1,715,002

NET ASSET VALUE PER SHARE	$10.66	$6.69
*INVESTMENT SECURITIES, AT COST	$4,094,059	$10,926,538

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 9

Madison Mosaic Income Trust

Statements of Operations (unaudited)

For the six-months ended June 30, 2009

	Government Fund	Core Bond Fund
INVESTMENT INCOME (Note 1)
Interest income	$ 75,566	$172,199

EXPENSES (Notes 3 and 5)
Investment advisory fees	9,272	16,962
Other expenses:
Service agreement fees	4,241	9,971
Auditor fees	1,750	2,250
Independent trustee fees	500	500
Total other expenses	6,491	12,721
Total expenses	15,763	29,683

NET INVESTMENT INCOME	59,803	142,516

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	29,650	(2,091)
Change in net unrealized depreciation of investments	(97,975)	(29,470)

NET LOSS ON INVESTMENTS	(68,325)	(31,561)

TOTAL INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (8,522)	$110,955

The Notes to Financial Statements are an integral part of these statements.

10 Semi-annual Report • June 30, 2009

Madison Mosaic Income Trust

Statements of Changes in Net Assets

For the period indicated

	Government Fund		Core Bond Fund
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2009	2008	2009	2008
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 59,803	$ 110,824	$ 142,516	$ 190,251
Net realized gain (loss) on investments	29,650	39,402	(2,091)	30,122
Net unrealized appreciation (depreciation) on investments	(97,975)	140,133	(29,470)	80,212
Total increase (decrease) in net assets resulting from operations	(8,522)	290,359	110,955	300,585

DISTRIBUTION TO SHAREHOLDERS FROM NET INVESTMENT INCOME	(59,803)	(110,824)	(142,516)	(190,251)

CAPITAL SHARE TRANSACTIONS (Note 7)	(773,187)	1,905,512	6,325,099	554,376

TOTAL INCREASE (DECREASE) IN NET ASSETS	(841,512)	2,085,047	6,293,538	664,710

NET ASSETS
Beginning of period	$5,071,331	$2,986,284	$ 5,187,537	$4,522,827
End of period	$4,229,819	$5,071,331	$11,481,075	$5,187,537

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 11

Madison Mosaic Income Trust

Financial Highlights

Selected data for a share outstanding for the periods indicated

GOVERNMENT FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.81	$10.30	$9.94	$9.95	$10.16
Investment operations:
Net investment income	0.14	0.32	0.33	0.31	0.28
Net realized and unrealized gain (loss) on investments	(0.15)	0.51	0.36	(0.01)	(0.21)
Total from investment operations	(0.01)	0.83	0.69	0.30	0.07
Less distributions from net investment income	(0.14)	(0.32)	(0.33)	(0.31)	(0.28)
Net asset value, end of period	$10.66	$10.81	$10.30	$9.94	$9.95
Total return (%)	(0.11)	8.17	7.10	3.07	0.69
Ratios and supplemental data
Net assets, end of period (in thousands)	$4,230	$5,071	$2,986	$3,055	$3,248
Ratio of expenses to average net assets (%)	0.67[1]	0.78	1.15	1.19	1.19
Ratio of net investment income to average net assets (%)	2.56[1]	3.00	3.30	3.11	2.75
Portfolio turnover (%)	21	67	18	41	43

CORE BOND FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$6.74	$6.58	$6.44	$6.46	$6.64
Investment operations:
Net investment income	0.11	0.27	0.26	0.24	0.23
Net realized and unrealized gain (loss) on investments	(0.05)	0.16	0.14	(0.02)	(0.18)
Total from investment operations	0.06	0.43	0.40	0.22	0.05
Less distributions from net investment income	(0.11)	(0.27)	(0.26)	(0.24)	(0.23)
Net asset value, end of period	$6.69	$6.74	$6.58	$6.44	$6.46
Total return (%)	0.84	6.80	6.41	3.48	0.77
Ratios and supplemental data
Net assets, end of period (in thousands)	$11,481	$5,188	$4,523	$4,610	$5,602
Ratio of expenses to average net assets (%)	0.69[1]	0.80	1.12	1.10	1.08
Ratio of net investment income to average net assets (%)	3.32[1]	4.18	4.05	3.70	3.49
Portfolio turnover (%)	5	36	41	60	60

1Annualized

The Notes to Financial Statements are an integral part of these statements.

12 Semi-annual Report • June 30, 2009

Madison Mosaic Income Trust

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. This report contains information about two separate funds (the "Funds") each of whose objective is to receive and distribute bond income. The Government Fund invests in securities of the U.S. Government and its agencies. The Core Bond Fund invests in investment grade corporate, government and government agency fixed income securities. The Core Bond Fund may also invest a portion of its assets in securities rated as low as "B" by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. Two additional Trust portfolios present their financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.
The Funds adopted Financial Accounting Standards Board Statement No. 157, Fair Value Measurements (FAS 157) effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
Various inputs as noted above are used in determining the value of the Funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of June 30, 2009 (unaudited):

Fund	Level 1	Level 2	Level 3	Value at 6/30/2009
Government
U.S. Government Agency Notes	$ --	$ 1,999,701	$ --	$ 1,999,701
U.S. Treasury Notes	--	1,289,678	--	1,289,678
Mortgage Backed Securities	--	800,854	--	800,854
Repurchase Agreement	--	109,195	--	109,195
Total	$ --	$ 4,199,428	$ --	$ 4,199,428

Madison Mosaic Income Trust 13

Notes to Financial Statements (continued)

Fund	Level 1	Level 2	Level 3	Value at 6/30/2009
Core Bond
Corporate Debt Securities	$ --	$ 4,146,013	$ --	$ 4,146,013
U.S. Government Agency Notes	--	786,257	--	786,257
U.S. Treasury Notes	--	2,265,296	--	2,265,296
Mortgage Backed Securities	--	3,604,019	--	3,604,019
Repurchase Agreement	--	257,472	--	257,472
Total	$ --	$11,059,057	$ --	$11,059,057

At June 30, 2009 and for the six-months then ended, the Funds held no Level 3 securities. Please see the Portfolio of Investments for each respective Fund for a listing of all securities within each caption.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at year-end.

The tax character of distributions paid during 2008 and 2007 were as follows:

	2008	2007
Government Fund:
Distributions paid from ordinary income	$110,824	$98,925
Core Bond Fund:
Distributions paid from ordinary income	$190,251	$183,286

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Government Fund:
Accumulated net realized gains	$ 14,066
Net unrealized appreciation on investments	105,369
$119,435
Core Bond Fund:
Accumulated net realized losses	$(301,200)
Net unrealized appreciation on investments	132,519
$(168,681)

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.
The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.
As of and during the year ended December 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.
As of December 31, 2008, the Funds had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date	Government Fund	Core Bond Fund
December 31, 2009	--	12,901
December 31, 2010	--	243,364
December 31, 2013	--	20,428
December 31, 2014	15,301	22,383
December 31, 2015	104	--

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates

14 Semi-annual Report • June 30, 2009

Notes to Financial Statements (continued)

and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2009, the Government Fund had a 0.9% interest and the Core Bond Fund had a 2.1% interest in the consolidated repurchase agreement of $12,184,689 collateralized by $12,428,737 in Fannie Mae Mortgaged Backed Security Notes. Proceeds at maturity were $12,184,693.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (collectively "the Advisor"), earned an advisory fee equal to 0.40% per annum of the average net assets of the Funds. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2009 were as follows (unaudited):

	Purchases	Sales
Government Fund:
U.S. Gov’t securities	$894,909	$1,383,522
Other	--	--
Core Bond Fund:
U.S. Gov’t securities	$4,088,980	$352,853
Other	2,487,943	--

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosures about Derivative Instructions and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund adopted SFAS No. 161 effective January 1, 2009. As of June 30, 2009 and for the six-months then ended, the Funds did not hold any derivative instruments nor engage in any hedging activities.

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage was 0.28% for the Government Fund and 0.30% for the Core Bond Fund, respectively. The direct expenses paid by the Funds and referenced below come out of this fee.
The Funds pay the expenses of the Funds’ Independent Trustees and auditors directly. For the six-months ended June 30, 2009, these fees amounted to $500 and $1,750, respectively for the Government Fund and $500 and $2,250, respectively for the Core Bond Fund.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2009:

	Government Fund	Core Bond Fund

Aggregate Cost	$4,094,059	$10,926,538
Gross unrealized appreciation	125,324	221,872
Gross unrealized depreciation	(19,955)	(89,353)
Net unrealized appreciation	$105,369	$132,519

Madison Mosaic Income Trust 15

Notes to Financial Statements (concluded)

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Government Fund	2009	2008
In Dollars
Shares sold	$1,188,366	$4,267,608
Shares issued in reinvestment of dividends	57,289	101,420
Total shares issued	1,245,655	4,369,028
Shares redeemed	(2,018,842)	(2,463,516)
Net increase (decrease)	$ (773,187)	$1,905,512

In Shares
Shares sold	110,275	405,160
Shares issued in reinvestment of dividends	5,342	9,693
Total shares issued	115,617	414,853
Shares redeemed	(187,894)	(235,724)
Net increase (decrease)	(72,277)	179,129

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Core Bond Fund	2009	2008
In Dollars
Shares sold	$7,543,113	$1,090,514
Shares issued in reinvestment of dividends	133,881	170,361
Total shares issued	7,676,994	1,260,875
Shares redeemed	(1,351,895)	(706,499)
Net increase	$6,325,099	$ 554,376

In Shares
Shares sold	1,127,312	166,397
Shares issued in reinvestment of dividends	20,031	23,720
Total shares issued	1,147,343	190,117
Shares redeemed	(202,377)	(107,709)
Net increase	944,966	82,408

8. Line of Credit. The Government Fund has a $1 million and the Core Bond Fund has a $1.25 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2009, neither Fund borrowed on their respective lines of credit.

9. Subsequent Events. Management has evaluated subsequent events through August 27, the date the financial statements were issued.

16 Semi-annual Report • June 30, 2009

Fund Expenses (unaudited)

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. See Notes 3 and 5 above for an explanation of the types of costs charged by the Funds. This Example is based on an investment of $1,000 invested on January 1, 2009 and held for the six-months ended June 30, 2009.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[2]
Government Fund	$1,000.00	$ 998.94	0.67%	$3.34
Core Bond Fund	$1,000.00	$1,008.37	0.69%	$3.43

[1]For the six-months ended June 30, 2009.

[2]Expenses are equal to each Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table on the next page titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is neither Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in either Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the applicable Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return[1]
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[2]
Government Fund	$1,000.00	$1,025.05	0.67%	$3.39
Core Bond Fund	$1,000.00	$1,025.05	0.69%	$3.47
[1]For the six-months ended June 30, 2009.

[2]Expenses are equal to each Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Madison Mosaic Income Trust 17

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. Additionally, information regarding how the Trust voted proxies related to portfolio securities for the one-year period ended June 30, 2009 is available. These policies and voting information are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies and voting information within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

18 Semi-annual Report • June 30, 2009

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Madison Mosaic Income Trust 19

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20 Semi-annual Report • June 30, 2009

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund

Small/Mid-Cap Fund
Disciplined Equity Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares (COINS)

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-03616

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2009

Madison Mosaic

   Income Trust

   Institutional Bond Fund
   Corporate Income Shares (COINS) Fund

(logo) Madison Mosaic Funds (TM)

www.mosaicfunds.com

Contents

Portfolio Manager Review
Period in Review	1
Outlook	1
Fund Overview	2
Portfolio of Investments
Institutional Bond Fund	4
Corporate Income Shares (COINS) Fund	6
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Fund Expenses	17

Madison Mosaic Income Trust June 30, 2009

Portfolio Manager Review

Period in Review

The six-month period ended June 30, 2009 produced positive returns for Madison Mosaic Institutional Bond Fund and Madison Corporate Income Shares. These returns, 1.44% and 5.65% respectively, belie a period of unusual economic and market dislocation and volatility. The economic woes of 2008 seemed only to intensify during the first quarter of 2009 and investors continued to seek the safest investments possible. By the beginning of March talk about another depression and the collapse of the global financial system was widespread and the broad stock indices were down close to 25% on top of the record-setting losses of 2008. Then sentiment shifted and money began to flow into stocks and riskier bonds. To get a sense of the gyrations, the S&P 500, considered a proxy for the overall stock market, rose 15.9% in the second quarter, but when combined with first-quarter losses, was up only 3.1% for the first half of the year. The Lipper High Current Yield Bond Index, which tracks funds that specialize in junk bonds, was up 19.9% in the second quarter alone, while once-favored government bonds actually fell in value, as seen by the Lipper Intermediate U.S. Government Index, which dropped -0.8% for the second quarter and -0.2% for the first half of the year.

The bond and stock markets were buffeted by unprecedented financial woes, the subsequent massive governmental stimulus and wide swings of investor psychology. In the fall of 2008 the collapse of Lehman Brothers and the subsequent massive interventions from the Federal government raised hopes that the worst was behind us. But as we entered the first months of 2009 a new wave of uncertainty gripped the market. The new administration’s announcements of dramatic and sizable support initiatives were not enough to overcome the continuing negative economic and corporate news. The economy, as measured by GDP, was dropping at an annualized 6% rate, and employment fell at a record-setting pace. The crisis in the housing market showed no sign of abating and the domestic automobile business was in freefall. It was no wonder that consumer sentiment hit a new low while investor sentiment could be summed up in one word: fearful.

But following the stock market lows of March 9, riskier assets began to rise strongly. This rebound was not so much driven by positive news as it was by diminishing worry. In other words, investors who were once worried about the collapse of the global financial system and another great depression were beginning to believe that the economic problems were deep, but not fathomless. By the later part of the period, some of the important economic indicators showed signs of bottoming and other problem areas showed decreasing losses. These signs, however modest, were eagerly noted by investors looking for hints of recovery and as we entered the second quarter, the market sentiment shifted from fear to hope.

Outlook

We are getting early economic data and leading indicators suggesting improvement and perhaps an end to the recession however, they are improving from extremely low levels. We acknowledge inflation expectations are moving higher, but the expectations currently being built into the market are a mere 1.75%. We are quite concerned that we could eventually hit an inflationary problem that develops directly from current monetary and fiscal policy, although we don’t see this as an immediate threat. From a portfolio standpoint, we still remain cautiously positioned. In our Core Bond portfolio we remain overweighted corporate bonds, but we are no longer adding to this asset class and want our shareholders to realize that the easy money in this sector has probably been already made.

The biggest risks we see now are associated with the economy. Despite all the chatter about the improving economic data, we remain concerned that small improvements from a level of deep trouble may produce undeserved optimism. Risky assets are clearly priced for solid and significant economic improvement and this strikes us as a

Madison Mosaic Income Trust 1

Portfolio Manager Review (continued)

time to be diligent in researching credit. We are also very concerned about the budget deficit and the decreasing foreign flows at a time when the Treasury supply is projected to increase over the coming years. In order to attract foreign investors, it may become necessary to raise rates. Higher rates would be a major headwind for consumer spending, with lending by banks and credit card companies already tight, and with the American consumer still highly leveraged. A rise in longer–term rates could really dampen the prospects for recovery in 2009.

Fund Overview

Institutional Bond Fund

Madison Mosaic Institutional Bond Fund returned 1.44% for the semi-annual period ended June 30, 2009. This return trailed the fund’s peers, as the Lipper Intermediate Investment Grade Fund Index gained 6.05%. The fund invests in a mix of government, government agency and high-quality corporate bonds. This high quality mandate is the source of this performance gap. As investors rotated from the safest asset classes to riskier, higher-yielding bonds mid-March through June 30, Treasury bonds lost value. For instance, the Lipper Intermediate U.S. Government Index returned -0.17% for the period. Another view of this trend can be seen by examining the six-month returns of the industry benchmark Barclays Capital Indices. Their Treasury Index fell -4.3%, while their Government Agency Index was down -0.2%. This suggests that the Lipper peer group was obtaining most of their return for the year from the category of bonds: corporate issuance. The Barclay’s highest-rated bond categories, AAA and AA, returned -0.8% and 3.0% respectively, well below the Index’s return. However, the lower-quality Baa Index returned 15.1% and the lower yet category of Ba returned 24.1% for the six months.

Institutional Bond has a prospectus restriction precluding the long-term holding of Baa or Ba or lower-rated bonds, and if a bond is downgraded from A to Baa we are obligated to sell it in a timely matter. At the period end, we did hold a slim and temporary 2.1% in Baa rated bonds, but clearly many of our peer funds held a much higher exposure to lower-rated bonds. While this can prove to be a disadvantage when the market is in a more speculative mood, as it was over the latter part of this period, it does reward our shareholders in difficult times, such as we saw in 2008.

At period end Institutional Bond held 51.2% in corporate bonds, 21.7% in Treasuries and 18.3% in government agency issuance. The fund’s 30-day SEC yield at period end was 2.37%, with an effective duration of 3.51 years. The fund’s largest positions during this six-month period were short to intermediate duration bonds issued by the U.S. Treasury, Freddie Mac and Fannie Mae.

TOP TEN HOLDINGS AS OF JUNE 30, 2009
FOR MADISON MOSAIC INSTITUTIONAL BOND FUND

% of net assets
Fannie Mae, 4.625%, 10/15/14	5.46%
Freddie Mac 2012, 5.125%, 7/15/12	4.62%
US Treasury Note, 4.25%, 8/15/14	4.55%
US Treasury Note, 4.5%, 2/28/11	4.02%
Fannie Mae, 3.625%, 8/15/11	3.98%
US Treasury Note, 4.875%, 2/15/12	3.68%
Freddie Mac, 4.5%, 7/15/13	3.63%
US Treasury Note, 4%, 11/15/12	3.62%
US Treasury Note, 4.5%, 2/15/16	2.74%
Target Corp., 5.875%, 3/11/12	2.28%

2 Semi-annual Report • June 30, 2009

Portfolio Manager Review (concluded)

Corporate Income Shares (COINS) Fund

COINS is a corporate bond portfolio designed for exclusive use within separately managed accounts. COINS had a return of 5.65% for the six-month period ended June 30, 2009. This compares to the 7.53% return of the Barclay’s Capital Intermediate Investment Grade Index, the Fund’s benchmark over this same six months. This underperformance was largely a matter of quality, as COINS held less exposure to lower-rated bonds than its benchmark. Over this period, lower-rated bonds had a significant performance advantage over the highest-rated categories.

At the end of the period, the portfolio held a diversified portfolio of 50 corporate bonds with a composite quality rating of A2. The portfolio had an effective duration of 3.85 years, with a yield-to-maturity of 4.24%. Eighty-four and one-half percent of the portfolio was rated A or higher by Standard and Poor’s, with approximately 15.5% rated BBB.

TOP TEN HOLDINGS AS OF JUNE 30, 2009
FOR COINS FUND

% of net assets
Abbott Laboratories, 5.875%, 5/15/16	2.90%
Coca-Cola Co., 5.35%, 11/15/17	2.84%
3M Company, 4.5%, 11/1/11	2.82%
Cisco Systems, Inc., 5.5%, 2/22/16	2.81%
Du Pont, 4.75%, 11/15/12	2.81%
National Rural Utilities, 4.75%, 3/1/14	2.73%
Household Finance Co., 6.375%, 10/15/11	2.71%
Sysco Corp., 5.25%, 2/12/18	2.70%
US Bancorp, 4.2%, 5/15/14	2.69%
American Express Co., 4.875%, 7/15/13	2.59%

Madison Mosaic Income Trust 3

Madison Mosaic Income Trust June 30, 2009

Institutional Bond Fund • Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		CORPORATE DEBT SECURITIES: 51.2% of net assets

		BANKS: 0.8%
A2	A	Bank of America, 4.875%, 9/15/12	$50,000	$49,486

		COMPUTERS & PERIPHERAL: 4.5%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	125,000	133,611
A1	A+	IBM Corp, 4.75%, 11/29/12	125,000	134,138

		CONSUMER DISCRETIONARY: 6.7%
A3	A	McDonald’s Corp., 5.35%, 3/1/18	125,000	132,125
A2	A+	Target Corp., 5.875%, 3/1/12	125,000	135,175
Aa2	AA	Wal-Mart Stores, Inc., 4.55%, 5/1/13	125,000	131,098

		CONSUMER STAPLES: 8.1%
Aa3	A+	Coca-Cola Co., 4.875%, 3/15/19	70,000	72,066
Aa2	A+	Pepsico Inc., 4.65%, 2/15/13	125,000	131,334
A1	A+	Sysco Corp., 5.25%, 2/12/18	67,000	68,197
A2	A+	Walgreen Co., 4.875%, 8/1/13	125,000	132,755
A2	A+	Walgreen Co., 5.25%, 1/15/19	65,000	67,744

		ENERGY: 1.3%
A1	A	Conoco Funding Co., 6.35%, 10/15/11	70,000	76,437

		FINANCIALS: 18.5%
A3	BBB+	American Express Co., 4.875%, 7/15/13	125,000	122,206
Aa1	AA	BP Capital Markets PLC	125,000	125,360
A3	A	Citigroup Inc., 4.25%, 7/29/09	20,000	19,987
Aa2	AA+	General Electric Capital Corp., 4.25%, 6/15/12	70,000	69,373
Aa2	AA+	General Electric Capital Corp., 4.8%, 5/1/13	125,000	125,244
A1	A	Goldman Sachs, 6.6%, 1/15/12	125,000	133,168
A3	A	Household Finance Co., 6.375%, 10/15/11	70,000	71,616
A1	A	JP Morgan Chase, 5.25%, 5/1/15	55,000	52,950
A2	A	Merrill Lynch & Co., Inc., 5.77%, 7/25/11	125,000	127,267
A2	A	Morgan Stanley & Co., 5.375%, 10/15/15	125,000	122,642
Aa3	A+	US Bancorp, 4.2%, 5/15/14	125,000	126,551

		HEALTH CARE: 3.4%
A1	AA	Abbott Laboratories, 5.6%, 11/30/17	70,000	75,106
A1	AA	Eli Lilly & Co., 4.2%, 3/6/14	125,000	128,831

		INDUSTRIAL: 1.3%
Aa3	AA-	United Parcel, 5.5%, 1/15/18	70,000	74,680

The Notes to Financial Statements are an integral part of these statements.

4 Semi-annual Report • June 30, 2009

Institutional Bond Fund Portfolio of Investments (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		TECHNOLOGY: 4.4%
A1	A+	Cisco Systems, Inc., 5.25%, 2/22/11	$125,000	$ 131,857
A2	A	Oracle Corp., 4.95%, 4/15/13	125,000	131,007

		UTILITIES: 2.2%
A1	A+	National Rural Utilities, 4.75%, 3/1/14	125,000	128,760

		TOTAL CORPORATE DEBT SECURITIES (Cost $2,967,888)		$3,030,771

		U.S. GOVERNMENT AGENCY NOTES: 18.3% of net assets
Aaa	AAA	Fannie Mae, 4.625%, 12/15/09	35,000	35,691
Aaa	AAA	Fannie Mae, 3.625%, 8/15/11	225,000	235,756
Aaa	AAA	Fannie Mae, 4.625%, 10/15/14	300,000	323,974
Aaa	AAA	Freddie Mac, 5.125%, 7/15/12	250,000	274,097
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	200,000	215,483

		TOTAL U.S. GOVERNMENT AGENCY NOTES (Cost $1,076,105)		$1,085,001

		U.S. TREASURY NOTES: 21.7% of net assets
Aaa	AAA	U.S. Treasury Note, 3.625%, 1/15/10	75,000	76,330
Aaa	AAA	U.S. Treasury Note, 4.5%, 2/28/11	225,000	238,597
Aaa	AAA	U.S. Treasury Note, 4.875%, 2/15/12	200,000	218,188
Aaa	AAA	U.S. Treasury Note, 4%, 11/15/12	200,000	214,422
Aaa	AAA	U.S. Treasury Note, 4.25%, 8/15/14	250,000	269,688
Aaa	AAA	U.S. Treasury Note, 4.5%, 2/15/16	150,000	162,715
Aaa	AAA	U.S. Treasury Note, 4.5%, 5/15/17	100,000	107,945

		TOTAL U.S. TREASURY NOTES (Cost $1,268,623)		$1,287,885

		REPURCHASE AGREEMENT: 8.0% of net assets
		With U.S. Bank National Association issued 6/30/09 at 0.01%, due 7/1/09, collateralized by $485,644 in Fannie Mae MBS #729590 due 7/1/18. Proceeds at maturity are $476,108 (Cost $476,108)		476,108

		TOTAL INVESTMENTS: 99.2% of net assets (Cost $5,788,724)		$5,879,765

		CASH AND RECEIVABLES LESS LIABILITIES: 0.8% of net assets		48,462

		NET ASSETS: 100%		$5,928,227

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 5

Madison Mosaic Income Trust June 30, 2009

COINS Fund • Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		CORPORATE DEBT SECURITIES: 97.3% of net assets

		BANKS: 5.9%
A2	A	Bank of America, 4.875%, 9/15/12	$20,000	$19,794
A1	A	Bank One Corp., 7.875%, 8/1/10	20,000	20,975
A2	AA-	Wells Fargo & Co., 4.95%, 10/16/13	15,000	14,953

		CHEMICALS: 2.8%
A2	A	DuPont, 4.75%, 11/15/12	25,000	26,489

		COMPUTERS & PERIPHERAL: 4.5%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	20,000	21,378
A1	A+	IBM Corp., 4.75%, 11/29/12	20,000	21,462

		CONSUMER DISCRETIONARY: 9.6%
Baa1	BBB+	Comcast Cable, 5.9%, 3/15/16	15,000	15,538
A2	A	Costco Wholesale Corp., 5.3%, 3/15/12	20,000	21,508
A1	A+	Lowe’s Companies, Inc., 8.25%, 6/1/10	20,000	21,252
A3	A	McDonald’s Corp., 5.8%, 10/15/17	10,000	10,929
A2	A+	Target Corp., 5.875%, 7/15/16	20,000	21,683

		CONSUMER STAPLES: 15.3%
Aa2	A+	Bottling Group LLC, 4.625%, 11/15/12	20,000	21,296
Aa3	A+	Coca Cola Co., 5.35%, 11/15/17	25,000	26,744
A3	A	Coca Cola Enterprises, 7.375%, 3/03/14	10,000	11,450
A3	BBB+	Kellogg Co., 6.6%, 4/1/11	15,000	16,078
A2	A	Kimberly-Clark, 6.125%, 8/1/17	10,000	10,986
Baa2	BBB+	Kraft Foods Inc., 6.5%, 8/11/17	10,000	10,549
Aa3	AA-	Proctor & Gamble Co., 4.95%, 8/15/14	20,000	21,436
A1	A+	Sysco Corp., 5.25%, 2/12/18	25,000	25,447

		ENERGY: 3.4%
A1	A	Conoco Funding Co., 6.35%, 10/15/11	20,000	21,839
Baa2	BBB	Valero Energy Corp., 6.875%, 4/15/12	10,000	10,641

		FINANCIALS: 19.9%
A3	BBB+	American Express, 4.875%, 7/15/13	25,000	24,441
Baa1	A-	Citigroup Inc., 5.5%, 2/15/17	20,000	16,321
Aa2	AA+	General Electric Capital Corp., 5.4%, 2/15/17	25,000	24,243
A1	A	Goldman Sachs, 5.125%, 1/15/15	20,000	19,941
A3	A	Household Finance Co., 6.375%, 10/15/11	25,000	25,577
Baa2	BBB+	International Lease Finance, 4.875%, 9/1/10	20,000	17,932
A1	A	JP Morgan Chase, 5.125%, 9/15/14	5,000	4,982

The Notes to Financial Statements are an integral part of these statements.

6 Semi-annual Report • June 30, 2009

COINS Portfolio of Investments (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		FINANCIALS (continued)
A2	A	Merrill Lynch & Co., Inc., 6.4%, 8/28/17	$15,000	$ 13,299
A2	A	Morgan Stanley & Co., 4.25%, 5/15/10	15,000	15,173
Aa3	A+	US Bancorp, 4.2%, 5/15/14	25,000	25,310

		HEALTH CARE: 7.3%
A1	AA	Abbott Laboratories, 5.875%, 5/15/16	25,000	27,304
A1	AA	Eli Lilly & Co., 6%, 3/15/12	15,000	16,451
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	15,000	14,607
Baa1	A-	Wellpoint Inc., 5%, 1/15/11	10,000	10,257

		INDUSTRIAL: 5.1%
Aa2	AA-	3M Company, 4.5%, 11/1/11	25,000	26,593
Aa3	AA-	United Parcel, 5.5%, 1/15/18	20,000	21,337

		INSURANCE: 4.4%
A3	A-	Allstate Corp., 7.2%, 12/1/09	20,000	20,316
Aa2	AAA	Berkshire Hathaway Inc., 4.85%, 1/15/15	20,000	20,841

		LEISURE & TOURISM: 2.3%
A2	A	Walt Disney Co., 5.7%, 7/15/11	20,000	21,408

		OIL: 4.0%
Baa1	BBB+	Devon Energy Corp., 5.625%, 1/15/14	15,000	15,819
Baa1	BBB+	Marathon Oil Corp., 6.5%, 2/15/14	10,000	10,701
Baa1	BBB+	Marathon Oil Corp., 7.5%, 2/15/19	10,000	10,933

		TECHNOLOGY: 6.1%
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	25,000	26,522
Baa2	BBB	Intuit Inc., 5.4%, 3/15/12	10,000	10,104
A2	A	Oracle Corp., 5.75%, 4/15/18	20,000	21,133

		TELECOMMUNICATIONS: 2.8%
A2	A	Bellsouth Corp., 6%, 10/15/11	15,000	16,034
Baa2	A	Verizon New England, 6.5%, 9/15/11	10,000	10,650

		UTILITIES: 3.9%
Baa2	A-	Dominion Resources, 5.7%, 9/17/12	10,000	10,645
A1	A+	National Rural Utilities, 4.75%, 3/1/14	25,000	25,752

		TOTAL CORPORATE DEBT SECURITIES (Cost $880,974)		$917,053

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 7

COINS • Portfolio of Investments (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		REPURCHASE AGREEMENT: 1.2% of net assets
		With U.S. Bank National Association issued 6/30/09 at 0.01%, due 7/1/09, collateralized by $11,295 in Fannie Mae MBS #729590 due 7/1/18. Proceeds at maturity are $11,073 (Cost $11,073)		$ 11,073

		TOTAL INVESTMENTS: 98.5% of net assets (Cost $892,047)		$928,126

		CASH AND RECEIVABLES LESS LIABILITIES: 1.5% of net assets		14,404

		NET ASSETS: 100%		$942,530

Notes to the Portfolio of Investments:

* – Unaudited; Moody’s – Moody’s Investor Services, Inc.; S&P – Standard & Poor’s Corporation

The Notes to Financial Statements are an integral part of these statements.

8 Semi-annual Report • June 30, 2009

Madison Mosaic Income Trust June 30, 2009

Statements of Assets and Liabilities (unaudited)

	Institutional Bond Fund	COINS Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$5,403,657	$917,053
Repurchase agreements	476,108	11,073
Total investments*	5,879,765	928,126
Receivables
Interest	77,055	14,404
Capital shares sold	130,147	--
Total assets	6,086,967	942,530

LIABILITIES
Payables (Note 5)
Investment securities purchased	147,237	--
Dividends	440	--
Capital shares redeemed	7,946	--
Service agreement fees	617
Auditor fees	2,250
Independent trustee fees	250	--
Total liabilities	158,740	--

NET ASSETS	$5,928,227	$942,530

Net assets consists of:
Paid in capital	5,847,023	905,940
Accumulated net realized gains (losses)	(9,837)	511
Net unrealized appreciation on investments	91,041	36,079
Net assets	$5,928,227	$942,530

CAPITAL SHARES OUTSTANDING An unlimited number of capital shares, without par value, are authorized (Note 7)	564,901	90,219

NET ASSET VALUE PER SHARE	$10.49	$10.45

*INVESTMENT SECURITIES, AT COST	$5,788,724	$892,047

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 9

Madison Mosaic Income Trust

Statements of Operations (unaudited)

For the six-months ended June 30, 2009

	Institutional Bond Fund	COINS Fund
INVESTMENT INCOME (Note 1)
Interest income	$66,299	$24,648

EXPENSES (Notes 3 and 5)
Investment advisory fees	5,700	--
Other expenses:
Service agreement fees	1,140	--
Auditor fees	2,250	--
Independent trustee fees	500	--
Total other expenses	3,890	--
Total expenses	9,590	--

NET INVESTMENT INCOME	56,709	24,648

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(9,837)	511
Change in net unrealized appreciation of investments	33,966	25,214

NET GAIN ON INVESTMENTS	24,129	25,725

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,838	$50,373

The Notes to Financial Statements are an integral part of these statements.

10 Semi-annual Report • June 30, 2009

Madison Mosaic Income Trust

Statements of Changes in Net Assets

For the period indicated

	Institutional Bond Fund		COINS Fund
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2009	2008	2009	2008
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 56,709	$ 122,678	$ 24,648	$ 42,472
Net realized gain (loss) on investments	(9,837)	96,337	511	579
Net unrealized appreciation (depreciation) on investments	33,966	(108,449)	25,214	(3,990)
Total increase in net assets resulting from operations	80,838	110,566	50,373	39,061

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
From net investment income	(56,709)	(122,678)	(24,648)	(42,472)
From net capital gains	--	(19,610)	--	(579)
Total distributions	(56,709)	(142,288)	(24,648)	(43,051)

CAPITAL SHARE TRANSACTIONS (Note 7)	3,749,266	(4,225,975)	(31,378)	315,534

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,773,395	(4,257,697)	(5,653)	311,544

NET ASSETS
Beginning of period	$2,154,832	$6,412,529	$948,183	$636,639
End of period	$5,928,227	$2,154,832	$942,530	$948,183

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 11

Madison Mosaic Income Trust

Financial Highlights

Selected data for a share outstanding throughout each period indicated

INSTITUTIONAL BOND FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.47	$10.41	$10.08	$10.11	$10.34
Investment operations:
Net investment income	0.13	0.48	0.44	0.41	0.36
Net realized and unrealized gain (loss) on investments	0.02	0.16	0.33	(0.03)	(0.23)
Total from investment operations	0.15	0.64	0.77	0.38	0.13
Less distributions:
From net investment income	(0.13)	(0.48)	(0.44)	(0.41)	(0.36)
From net capital gains	--	(0.10)	--	--	--
Total distributions	(0.13)	(0.58)	(0.44)	(0.41)	(0.36)
Net asset value, end of period	$10.49	$10.47	$10.41	$10.08	$10.11
Total return (%)	1.44	6.30	7.77	3.93	1.24
Ratios and supplemental data
Net assets, end of period (in thousands)	$5,928	$2,155	$6,413	$6,511	$7,672
Ratio of expenses to average net assets (%)	0.50[1]	0.56	0.47	0.46	0.45
Ratio of net investment income to average net assets (%)	2.94[1]	3.70	4.21	3.97	3.48
Portfolio turnover (%)	4	73	42	34	39

coINs fund

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2009	2008	2007*
Net asset value, beginning of period	$10.16	$10.26	$10.00
Investment operations:
Net investment income	0.27	0.52	0.27
Net realized and unrealized gain (loss) on investments	0.29	(0.09)	0.26
Total from investment operations	0.56	0.43	0.53
Less distributions:
From net investment income	(0.27)	(0.52)	(0.27)
From net capital gains	--	(0.01)	--
Total distributions	(0.27)	(0.53)	(0.27)
Net asset value, end of period	$10.45	$10.16	$10.26
Total return (%)	5.65	4.29	5.37
Ratios and supplemental data
Net assets, end of period (in thousands)	$943	$948	$637
Ratio of expenses to average net assets (%)	--	--	--
Ratio of net investment income to average net assets (%)	5.34[1]	5.21	5.29
Portfolio turnover (%)	11	5	3

1Annualized.

* For the period July 1, 2007 (commencement of operations) through December 31, 2007

The Notes to Financial Statements are an integral part of these statements.

12 Semi-annual Report • June 30, 2009

Madison Mosaic Income Trust

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust currently offers four portfolios, each of which is a diversified mutual fund. This report contains information about two of these portfolios, the Madison Mosaic Institutional Bond Fund and the Madison Mosaic Corporate Income Shares (COINS) Fund (the "Funds"). Their objectives and strategies are detailed in their prospectus. The remaining Trust portfolios present their financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Funds adopted Financial Accounting Standards Board Statement No. 157, Fair Value Measurements (FAS 157) effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of June 30, 2009 (unaudited):

Fund	Level 1	Level 2	Level 3	Value at 6/30/2009
Institutional Bond
Corporate Debt Securities	$ --	$ 3,030,771	$ --	$ 3,030,771
U.S. Government Agency Notes	--	1,085,001	--	1,085,001
U.S. Treasury Notes	--	1,287,885	--	1,287,885
Repurchase Agreement	--	476,108	--	476,108
Total	$ --	$ 5,879,765	$ --	$ 5,879,765

Madison Mosaic Income Trust 13

Notes to Financial Statements (continued)

Fund	Level 1	Level 2	Level 3	Value at 6/30/2009
COINS
Corporate Debt Securities	$ --	$ 917,053	$ --	$ 907,053
Repurchase Agreement	--	11,073	--	11,073
Total	$ --	$ 928,126	$ --	$ 928,126

At June 30, 2009 and for the six-months then ended, the Funds held no Level 3 securities. Please see the Portfolio of Investments for each respective fund for a listing of all securities within each caption.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders quarterly for the Institutional Bond Fund and monthly for the Corporate Income Shares Fund. Capital gain distributions, if any, are declared and paid annually at year-end for both funds.

The tax character of distributions paid during 2008 and 2007 were as follows:

	2008	2007
Institutional Bond Fund:
Distributions paid from:
Ordinary income	$122,678	$271,319
Long-term capital gains	19,610	--
COINS Fund:
Distributions paid from:
Ordinary income	$42,472	$15,978
Short-term capital gains	579	108

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows (unaudited):

Institutional Bond Fund:
Accumulated net realized losses	$ (9,837)
Net unrealized appreciation on investments	91,041
$81,204
COINS Fund:
Accumulated net realized gains	$ 511
Net unrealized appreciation on investments	36,079
$36,590

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.
The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.
As of and during the year ended December 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Funds purchase securities under agreements to resell, the securities are

14 Semi-annual Report • June 30, 2009

Notes to Financial Statements (continued)

held for safekeeping by the Funds’ custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Fund’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having Advisory and Services Agreements with the same Advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2009, the Institutional Bond Fund had a 3.9% interest and the COINS Fund had a 0.1% interest in the consolidated repurchase agreement of $12,184,689 collateralized by $12,428,737 in Fannie Mae Mortgage Backed Security Notes. Proceeds at maturity were $12,184,693.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Funds, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., (collectively "the Advisor"), earns an advisory fee equal to 0.30% per annum of the average net assets of the Institutional Bond Fund. This fee is accrued daily and is paid monthly.

The COINS Fund pays no advisory fees. Instead the Advisor is compensated for managing the fund through payments it receives from fees paid on accounts in wrap programs whose clients are permitted to invest in COINS.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2009 were as follows (unaudited):

	Purchases	Sales
Institutional Fund:
U.S. Gov’t securities	$1,486,238	$ --
Other	2,150,234	80,955
COINS Fund:
U.S. Gov’t securities	$ --	$ --
Other	139,450	95,794

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosures about Derivative Instructions and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund adopted SFAS No. 161 effective January 1, 2009. As of June 30, 2009 and for the six-months then ended, the Funds did not hold any derivative instruments nor engage in any hedging activities.

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Funds to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage is 0.08% for the Institutional Bond Fund.
The Institutional Bond Fund also pays the expenses of its Independent Trustees and auditors directly. For the six-months ended June 30, 2009, the amounts expensed for these fees were $500 and $2,250, respectively. These amounts reduced the amounts paid to the Advisor pursuant to the previous paragraph.
The COINS Fund pays no expenses. Instead, the Advisor is compensated for administering the fund through payments it receives from fees paid on accounts in wrap programs whose clients are permitted to invest in COINS.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are as follows as of June 30, 2009 (unaudited):

	Institutional Bond Fund	COINS Fund

Aggregate Cost	$5,788,724	$892,047
Gross unrealized appreciation	98,536	42,536
Gross unrealized depreciation	(7,495)	(6,457)
Net unrealized appreciation	$91,041	$36,079

Madison Mosaic Income Trust 15

Notes to Financial Statements (concluded)

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Institutional Bond Fund	2009	2008
In Dollars
Shares sold	$4,167,484	$2,758,793
Shares issued in reinvestment of dividends	56,167	141,167
Total shares issued	4,223,651	2,899,960
Shares redeemed	(474,385)	(7,230,384)
Net increase (decrease)	$3,749,266	$(4,330,424)

Shares sold	399,193	263,160
Shares issued in reinvestment of dividends	5,375	13,481
Total shares issued	404,568	276,641
Shares redeemed	(45,441)	(686,741)
Net increase (decrease)	359,127	(410,100)

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
COINS Fund	2009	2008
In Dollars
Shares sold	$100,000	$272,483
Shares issued in reinvestment of dividends	24,647	43,051
Total shares issued	124,647	315,534
Shares redeemed	(156,025)	--
Net increase (decrease)	$(31,378)	$315,534

In Shares
Shares sold	9,756	26,990
Shares issued in reinvestment of dividends	2,412	4,267
Total shares issued	12,168	31,257
Shares redeemed	(15,281)	--
Net increase (decrease)	(3,113)	31,257

8. Line of Credit. The Institutional Bond Fund has a $345,000 revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2009, the Fund did not borrow on its line of credit. The Corporate Income Shares (COINS) Fund currently does not have a line of credit in place.

9. Subsequent Events. Management has evaluated subsequent events through August 27, the date the financial statements were issued.

16 Semi-annual Report • June 30, 2009

Fund Expenses

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. See Notes 3 and 5 above for an explanation of the types of costs charged by the Fund.

This Example is based on an investment of $1,000 invested on January 1, 2009 and held for the six-months ended June 30, 2009.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[2]
Institutional Bond Fund	$1,000.00	$1,014.45	0.50%	$2.47
COINS Fund	$1,000.00	$1,056.51	0%	$0

[1]For the six-months ended June 30, 2009.

[2]Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in your Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return[1]
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[2]
Institutional Bond Fund	$1,000.00	$1,025.05	0.50%	$2.50
COINS Fund	$1,000.00	$1,025.05	0%	$0

[1]For the six-months ended June 30, 2009.

[2]Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Madison Mosaic Income Trust 17

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. Additionally, information regarding how the Trust voted proxies related to portfolio securities for the one-year period ended June 30, 2009 is available. These policies and voting information are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies and voting information within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

18 Semi-annual Report • June 30, 2009

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Madison Mosaic Income Trust 19

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20 Semi-annual Report • June 30, 2009

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Small/Mid-Cap Fund
Disciplined Equity Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares (COINS)

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-03616

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes.  The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2 (no change from the previously filed Code).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 27, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 27, 2009